Share-Based Compensation - Schedule of Performance-Based Share Activity (Detail) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Granted	500,000	1,000,000	12,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 7.08	$ 9.33	$ 9.48
CNH Industrial EIP [Member]
Shares
Nonvested at beginning of year	11,591,260
Granted	471,200
Forfeited	(337,200)
Nonvested at end of year	11,725,260	11,591,260
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 8.64
Granted	5.13
Forfeited	8.23
Nonvested at end of year	$ 8.51	$ 8.64